SHARE-BASED PAYMENTS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Share-based compensation expense
Total share-based compensation expense	$ 170,557	$ 214,916	$ 345,294	$ 465,975	$ 953,019	$ 1,236,274
Unrecognized compensation expense related to unvested share-based compensation	800,000		$ 800,000
Weighted average period to recognize unrecognized share-based compensation expense			2 years 2 months 12 days
Research and development
Share-based compensation expense
Total share-based compensation expense	65,399	91,051	$ 141,810	215,088	432,083	466,517
General and administrative
Share-based compensation expense
Total share-based compensation expense	$ 105,158	$ 123,865	$ 203,484	$ 250,887	$ 520,936	$ 769,757